Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of June 30, 2025	As of December 31, 2025
	RMB	RMB
		(Unaudited)
Legal fee payable(1)	1,526,258	1,020,000
Loan to a third party(2)	-	1,000,000
Payroll payable	465,858	213,304
Accrued expenses	54,000	184,500
Vehicle payments payable	134,400	66,667
Refundable security deposits	161,225	45,000
Others	3,065	344,092
Total	2,344,806	2,873,563

(1)	The balance primarily consisted of accrued professional service payables for IPO-related professional service expenses as of June 30, 2025 and December 31, 2025.

(2)	On December 29, 2025, Hangzhou Shunxing entered into a loan agreement with a third party for a principal amount of RMB1,000,000 with a monthly interest rate of 1.2% and a term of one month. In January 2026, the loan was fully repaid by the Group.